Taxation - Changes in valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Taxation
Balance at beginning of the year	¥ 51,027	¥ 18,916	¥ 14,018
Additions	15,305	32,111	4,898
Reversals	(36,234)
Balance at end of the year	30,098	51,027	18,916
Valuation allowance	51,027	18,916	¥ 14,018	¥ 30,098	¥ 51,027
Operating loss carryforwards				99,824	70,191
Valuation allowance for net operating loss carryforwards				¥ 18,191	14,978
Provision for credit losses
Taxation
Balance at beginning of the year	34,154
Balance at end of the year		34,154
Valuation allowance	¥ 34,154	¥ 34,154			¥ 34,154